CONSOLIDATED BALANCE SHEETS	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets [Abstract]
Cash and cash equivalents	¥ 984,611,409	$ 134,891,210	¥ 1,195,351,730
Restricted cash, net of allowance for credit losses of RMB86,019 and RMB241,398 as of December 31, 2023 and 2024, respectively (including RMB711,756,581 and RMB527,457,300 from Consolidated Trusts and Partnerships as of December 31, 2023 and 2024, respectively)	676,793,411	92,720,317	749,069,826
Accounts receivable and contract assets, net of allowance for credit losses of RMB9,266,619 and RMB24,172,284 as of December 31, 2023 and 2024, respectively (including RMB54,749,985 and RMB37,373,243 from Consolidated Trusts and Partnerships as of December 31, 2023 and 2024, respectively; including RMB1,096,251 and nil from related parties as of December 31, 2023 and 2024, respectively)	2,029,550,471	278,047,275	1,659,587,975
Deposits to institutional cooperators, net of allowance for credit losses of RMB2,649,017 and RMB5,871,290 as of December 31, 2023 and 2024, respectively	1,958,297,244	268,285,622	1,702,472,396
Prepaid expenses and other current assets	34,078,494	4,668,735	48,767,987
Financial guarantee derivative	1,038,258	142,241	0
Deferred tax assets, net	197,712,551	27,086,508	135,957,626
Long-term investments	498,038,310	68,230,969	493,411,355
Financial investments (amortized cost of RMB406,243,877 and RMB141,685,928 and allowace for credit losses of nil and nil related to investments accounted under AFS model as of December 31, 2023 and 2024, respectively)	513,475,537	70,345,860	608,198,249
Property and equipment, net	15,833,490	2,169,179	8,642,392
Intangible assets, net	36,591,969	5,013,079	36,810,384
Other non-current assets	44,951,464	6,158,325	55,264,517
TOTAL ASSETS	11,819,289,603	1,619,236,036	11,650,024,640
LIABILITIES
Payable to investors and institutional funding partners at amortized cost (including RMB3,584,040,757 and RMB2,184,085,667 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	2,184,085,667	299,218,509	3,584,040,757
Contingent guarantee liabilities	187,640,702	25,706,671	61,906,509
Deferred guarantee income	164,724,512	22,567,166	46,597,143
Short-term borrowings (including RMB320,000,000 and RMB10,000,000 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	328,500,000	45,004,315	565,000,000
Accrued payroll and welfare (including RMB15,011,080 and RMB18,482,497 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	94,716,949	12,976,169	86,770,637
Other taxes payable (including RMB126,900,881 and RMB119,683,947 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	279,994,194	38,359,047	289,821,092
Income taxes payable (including RMB28,266,791 and RMB174,425,660 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	591,491,126	81,033,952	446,499,777
Deposit payable to channel cooperators	12,016,415	1,646,242	19,700,235
Dividend payable	0	0	59,226,084
Accrued expenses and other current liabilities (including RMB69,989,510 and RMB94,825,511 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	929,490,436	127,339,668	575,727,263
Other non-current liabilities	27,516,391	3,769,730	37,571,057
Deferred tax liabilities (including nil and RMB642,602 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2023 and 2024, respectively)	65,958,569	9,036,287	30,039,799
TOTAL LIABILITIES	4,866,134,961	666,657,756	5,802,900,353
Commitments and Contingencies (Note 18)
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 shares authorized as of December 31, 2023 and 2024; 329,117,943 and 329,117,943 shares issued as of December 31, 2023 and 2024; 293,553,607 and 250,678,439 shares outstanding as of December 31, 2023 and 2024)	206,793	28,331	206,793
Treasury stock (35,564,336 and 78,439,504 shares as of December 31, 2023 and 2024)	(509,643,763)	(69,820,909)	(111,520,291)
Additional paid-in capital	3,207,028,391	439,361,088	3,196,942,284
Retained earnings	4,174,511,191	571,905,688	2,692,018,850
Other comprehensive income	81,052,030	11,104,082	69,476,651
TOTAL EQUITY	6,953,154,642	952,578,280	5,847,124,287
TOTAL LIABILITIES AND EQUITY	11,819,289,603	1,619,236,036	11,650,024,640
Xiaoying Credit Loans And Revolving Loans
Assets [Abstract]
Loan receivable, net	4,828,316,995	661,476,716	4,947,833,357
Xiaoying Housing Loan
Assets [Abstract]
Loan receivable, net	¥ 0	$ 0	¥ 8,656,846